Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Income before income taxes | $	$ (564)		$ (640)		$ (1,904)
Computed tax using respective companies’ statutory tax rates | $	(94)		(136)		(177)
Change in valuation allowances | $	120		350		455
Under / (over) provision for income tax in prior years | $	0		0		(69)
Tax effect of expenses not deductible for tax purposes | $	2		14		(256)
Total provision / (credit) for income tax at effective tax rate | $	$ 28		$ 228		$ (47)
ZHEJIANG TIANLAN
Income before income taxes		¥ 30,047		¥ 27,603		¥ 24,927
Computed tax using respective companies’ statutory tax rates		4,548		4,078		3,767
Under / (over) provision for income tax in prior years		(29)		57		0
Permanent difference		(459)		(82)		0
Temporary differences		(405)		(1,337)		(177)
Tax effect on revenue not subject to tax		(1,438)		(901)		(1,068)
Tax effect of expenses not deductible for tax purposes		1,435		2,732		596
Tax effect of unused tax losses not recognized		180		414		56
Total provision / (credit) for income tax at effective tax rate		3,832		4,961		3,174
ZHEJIANG JIAHUAN
Income before income taxes		4,314		11,848		5,797
Computed tax using respective companies’ statutory tax rates		988		2,326		1,119
Under / (over) provision for income tax in prior years		27		(9)		189
Tax effect on revenue not subject to tax		(752)		(930)		(447)
Total provision / (credit) for income tax at effective tax rate		¥ 263		¥ 1,387		¥ 861